Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid in capital	Accumulated deficit	Reserve from transactions with non-controlling interests	Total
Balance at Dec. 31, 2020	$ 13,182	$ 146,015	$ (155,605)	$ 20	$ 3,612
Income (loss) for the year			435		435
Exercise of warrants to ordinary shares	938	311			1,249
Share-based payment			37		37
Balance at Dec. 31, 2021	14,120	146,326	(155,133)	20	5,333
Income (loss) for the year			(1,348)		(1,348)
Share-based payment			14		14
Balance at Dec. 31, 2022	14,120	146,326	(156,467)	20	3,999
Income (loss) for the year			(1,782)		(1,782)
Share-based payment			3		3
Balance at Dec. 31, 2023	$ 14,120	$ 146,326	$ (158,246)	$ 20	$ 2,220